Fair Value Measurements - Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements (Detail) - Levels 3 [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 11.50
Share Price	$ 9.59
Volatility	40.00%
Risk-free rate	1.28%
Expected term (years)	5 years